Share-based Payment - Summary of Fair Values for Warrant Grants (Detail) - Warrants [member]	12 Months Ended
	Dec. 31, 2024 yr € / shares	Dec. 31, 2023 yr € / shares	Dec. 31, 2022 yr € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of warrants (years) | yr	6	6	6
Weighted average exercise price	€ 122.48	€ 91.07	€ 100.4
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	50.00%	49.00%	48.00%
Risk-free interest rate	1.71%	2.40%	(0.08%)
Fair value of warrants granted in the year	€ 50.86	€ 37.34	€ 36.55
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility		51.00%	49.00%
Risk-free interest rate	2.57%	2.97%	2.54%
Fair value of warrants granted in the year	€ 70.39	€ 52.03	€ 60.85